COMMON STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2014
Common Stock Repurchase Program [Abstract]
Common Stock
COMMON STOCK REPURCHASE PROGRAM

The Company repurchases stock primarily to create economic value for its shareholders and to provide additional liquidity to the stock. Shares are purchased as part of a board approved plan or withheld on behalf of plan participants to satisfy tax withholding obligations related to the vesting of restricted shares. Shares repurchased are retired and reflected as a reduction in shareholders’ equity.

In May 2012, the Board of Directors approved a plan to repurchase up to 5%, or approximately 528,815 shares, of the Company’s common stock through open market purchases or privately negotiated transactions. As of December 31, 2012, the Company repurchased 465,100 shares at a cost of approximately $5.3 million under this plan. During 2014, the Company purchased 63,715 shares, which represented the remaining shares to be repurchased under the May 2012 plan, at a cost of $722,000.